Equity - Summary of Information Relating to Share Options Outstanding (Details) shares in Thousands	12 Months Ended
	Dec. 31, 2024 shares $ / shares	Dec. 31, 2023 shares	Dec. 31, 2022 shares
Disclosure of range of exercise prices of outstanding share options [line items]
Outstanding Share Options (in shares) | shares	5,467	13,067	15,057
Weighted Average Remaining Life of Outstanding Options (months)	68 months
Bottom of range
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise Price Range (in dollars per share)	$ 5.34
Top of range
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise Price Range (in dollars per share)	$ 70.34
$5.34 – $14.71
Disclosure of range of exercise prices of outstanding share options [line items]
Outstanding Share Options (in shares) | shares	1,166
Weighted Average Remaining Life of Outstanding Options (months)	43 months
$5.34 – $14.71 | Bottom of range
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise Price Range (in dollars per share)	$ 5.34
$5.34 – $14.71 | Top of range
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise Price Range (in dollars per share)	$ 14.71
$14.72 – $30.35
Disclosure of range of exercise prices of outstanding share options [line items]
Outstanding Share Options (in shares) | shares	1,315
Weighted Average Remaining Life of Outstanding Options (months)	50 months
$14.72 – $30.35 | Bottom of range
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise Price Range (in dollars per share)	$ 14.72
$14.72 – $30.35 | Top of range
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise Price Range (in dollars per share)	$ 30.35
$30.36 – $46.57
Disclosure of range of exercise prices of outstanding share options [line items]
Outstanding Share Options (in shares) | shares	1,122
Weighted Average Remaining Life of Outstanding Options (months)	66 months
$30.36 – $46.57 | Bottom of range
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise Price Range (in dollars per share)	$ 30.36
$30.36 – $46.57 | Top of range
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise Price Range (in dollars per share)	$ 46.57
$46.58 – $54.33
Disclosure of range of exercise prices of outstanding share options [line items]
Outstanding Share Options (in shares) | shares	819
Weighted Average Remaining Life of Outstanding Options (months)	109 months
$46.58 – $54.33 | Bottom of range
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise Price Range (in dollars per share)	$ 46.58
$46.58 – $54.33 | Top of range
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise Price Range (in dollars per share)	$ 54.33
$54.34 – $70.34
Disclosure of range of exercise prices of outstanding share options [line items]
Outstanding Share Options (in shares) | shares	1,045
Weighted Average Remaining Life of Outstanding Options (months)	89 months
$54.34 – $70.34 | Bottom of range
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise Price Range (in dollars per share)	$ 54.34
$54.34 – $70.34 | Top of range
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise Price Range (in dollars per share)	$ 70.34